PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
NOTE 18. PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES

The contingent liabilities for outstanding litigations are as follows:

Celulosa Arauco y Constitución S.A.

1.
On August 25, 2005, the Chilean Servicio de Impuestos Internos (the “Chilean IRS”) issued tax resolutions No. 184 and No. 185 of 2005, and objected certain income tax returns made by Arauco on April 16, 2001 and October 31, 2001, and furthermore, requested the reimbursement of the amounts returned in connection with tax losses, along with the amendment of the FUT (Tax Profits Fund) Registry balance. In consideration to the foregoing, the above mentioned tax resolutions ordered the restitution of the historical amount as of October 31, 2002 of $4,571,664,617 (equal to ThU.S.$6,106 as of December 31, 2019).
On November 7, 2005, the Company requested a Review of the Supervision Action (Revisión de la Actuación Fiscalizadora, or “RAF”), which is an administrative review of the tax action brought by the Chilean IRS, and filed a claim disputing the above mentioned tax resolutions No. 184 and 185 of 2005. The RAF was resolved on January 9, 2009 by the Chilean IRS, partially sustaining the Company’s request, granting a discount to the total amount
of
$1,209,399,164 (equal to ThU.S.$1,615 as of December 31, 2019), resulting in a total disputed amount of $3,362,265,453 (equal to ThU.S.$4,491 as of December 31, 2019) plus fines and interests.
On February 19, 2010, the Court acknowledged receipt of the Company’s request.

On September 26, 2014, Arauco requested the submission of this claim to the competent jurisdiction of the new Tax and Customs Courts. On October 10, 2014, Arauco’s request was granted. Currently the action is being considered by these new Courts under the Docket No. RUC 14-9-0002087-3.
On September 20, 2017, the Court issued its first instance decision confirming the liquidations.

On October 12, 2017, Arauco challenged the decision through an appeal, requesting the Court of Appeals of Santiago to revoke the first instance decision and uphold Arauco’s claim instead.
On June 29, 2018, the Court of Appeals of Santiago issued a ruling on appeal, confirming the first instance decision. On July 19, 2018, Arauco lodged a cassation appeal based on formal and substantial flaws before the Supreme Court. (case file 24,758-2018).

On June 21, 2019, Celulosa Arauco y Constitución S.A. filed a claim before the Constitutional Court to declare the legal provision contemplated under section 53, paragraph 3 of the Tax Code unconstitutional and, as a consequence, inapplicable.

On October 29, 2019 the Constitutional Court accepted the claim filed by Celulosa Arauco y Constitución S.A., finding unconstitutional and declaring the inapplicability of section 53, paragraph 3 of the Tax Code in the context of the proceeding
“Celulosa Arauco y Constitución S.A. with SII Large taxpayers”, which is in the Supreme Court docket as a result of a cassation appeal (based on form and content) under case file 24,758-2018.

Currently, the case is related to the Supreme Court.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.
2. Through Res. Ex. N° 1 issued by the Superintendence of the Environment (“SMA”) on January 8, 2016, notified on January 14, 2016, the SMA formulated 11 charges against the Company, due to alleged breaches of certain Environmental Qualification Resolutions for the Valdivia Plant and of DS No. 90/2000. The 11 charges were classified as follows by the SMA: 1 critical, 5 severe, 5 minor.

On February 12, 2016, the Company submitted its defenses.

On December 15, 2017, the Superintendence of the Environment issued Exempted Resolution No. 1,487, closing the punitive administrative proceeding, absolving the company with regards to one of the charges and convicting for other 10 charges, applying a fine of 7,777 UTA
(equal to ThU.S.$ (equal to ThU.S.$
6,185 as of
December 31
,
 2019
). On December 22, 2017, the Company submitted a motion for reconsideration regarding Exempted Resolution No. 1,487, before the SMA, requesting that we be absolved of all infringements, with the exception of the charge specified under number 7 (late submission of the water quality report regarding the Cruces river). On March 23, 2018, the reconsideration appeal lodged by the company was rejected. On April 5, 2018, a judicial claim was submitted before the Third Environmental Court.

On February 11, 2020 the judgment of the Third Environmental Court was notified, which partially accepted the legal claim of the Company, only as to the inadequate severity qualification of one of the charges (charge No. 2, consisting of not deriving as last resource to the effluent treatment system, the green liquor spill occurred on January 17, 2014).

On February 28, 2020, both the Company and the SMA submitted cassation appeals based on form and content, to be heard and resolved by the Supreme Court. The case is pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company, and therefore as of D ecember 31, 2019
, Arauco has not made any provision whatsoever in connection with this contingency.

3.
Through Exempted Resolution No. 1/File F-031-2016, dated September 15, 2016, the SMA formulated three charges against the company due to certain alleged breaches of certain Environmental Qualification Resolutions of the Constitución Plant, and an alleged contravention of Law No. 19,300 resulting from a purported circumvention of the Environmental Assessment System. The SMA classified the three charges as follows: 1 severe and 2 minor.

On October 17, 2016, the company filed a Compliance Program containing 7 actions and objectives. On January 3, 2017, the SMA served its resolution approving the compliance program submitted by the Company. If the compliance program is executed satisfactorily, the proceedings would conclude without the application of any sanctions.

The final report regarding the Compliance Program was submitted on October 2, 2017, and further supplemented on December 11, 2017, evidencing the complete and comprehensive performance of all the actions and measures envisaged in said program.

Finally, on July 29, 2019, the SMA issued its opinion regarding the satisfactory performance of the Compliance Program, concluding the proceeding.

Celulosa Arauco y Constitución S.A., Forestal Arauco S.A., Maderas Arauco S.A. y Servicios Logísticos Arauco S.A.

1. On August 13, 2018, Asociación Gremial de Dueños de Camiones de Constitución (ASODUCAM) filed a complaint seeking the performance of a contract and claiming compensation for damages against Forestal Arauco S.A., Servicios Logísticos Arauco S.A., Celulosa Arauco y Constitución S.A. and Maderas Arauco S.A. The complaint is based on alleged breaches of some agreements for the allocation, distribution and supply of cargo volumes for the years 2001 and 2005, initially executed by associates of ASODUCAM with Forestal Arauco S.A., and then, allegedly, with Servicios Logísticos Arauco S.A., in favor of the other two defendants, Celulosa Arauco and Constitución S.A. and Maderas Arauco S.A.

The complaint seeks to enforce the contract, plus $575,000,000 (equal to ThU.S.$ 768 as of December 31, 2019) in compensation for damages. In the alternative, it claims (a) $11,189,270,050 (equivalent to ThU.S.$ 14,944 as of December 31, 2019), for actual damages; (b) $ 11,189,270,050 monthly during the entire course of the trial, until the termination of the contract is declared in the final ruling, for loss of profits, and (c) $5,000,000,000 (equivalent to ThU.S.$ 6,678 as of
December 31
, 2019) for moral damages.

On August 28, 2018 the claim was served upon Celulosa Arauco y Constitución S.A., Forestal Arauco S.A. and Maderas Arauco S.A.; service is pending on Servicios Logísticos Arauco S.A. (Case file C-757-2018 with the Civil Court of Constitución).

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and, therefore, as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.

Forestal Arauco S.A.

1.
On April 28, 2015, the company was notified of and answered the action for recovery submitted in ordinary proceedings by Mr. Rodrigo Huanquimilla Arcos and Mr. Mario Andrades Rojas, attorneys at law, on behalf of 24 members of the Arcos succession, who claiming to be owners of the estate that they identify as Hacienda Quivolgo, of 5,202 hectares, request that Forestal Celco S.A., currently Forestal Arauco S.A., be sentenced to return the above mentioned real property plus civil and natural fruits or revenues as well as any estates adhered to it, along with any damages that the real property may have suffered, with litigation costs. They base their claim in that Forestal Celco S.A., currently Forestal Arauco S.A., would be a supposed possessor and not owner of this estate.

The company proceeded to answer the claim requesting that it be completely rejected, arguing that Forestal Celco S.A., currently Forestal Arauco S.A., is the sole and legitimate owner of the real property.

The Court ordered that this trial be joined with Case File C-54-2015.

On December 9, 2016, the Court summoned the parties for the issuance of the ruling.
On February 24, 2017, the first instance final ruling was notified, which ruling dismissed the claim in its entirety.

On March 8, 2017, the claimant appealed against the first instance decision.
On May 25, 2018, the first instance ruling was confirmed by the Court of Appeals, with litigation costs. (Court of Appeals of Talca Case File No. 949-2017).

On June 12, 2018, the plaintiff challenged the decision of the Court of Appeals, filing a cassation appeal based on substantial flaws before the Supreme Court. (Case File 16,583-2018).

On October 14, 2019, the Supreme Court rejected the cassation appeal based on substantial flaws. On November 7, 2020, it was certified that the judgment was executor
y
.
The case has been closed.

2. On April 6, 2015, the company was notified through a rogatory letter regarding the claim submitted by Mr. Gustavo Andrés Ochagavía Urrutia, attorney at law, acting on behalf of 23 members of the Arcos succession, who claim to be the owners of the estate that they identify as Hacienda Quivolgo, of 5,202 hectares, requesting that Forestal Celco S.A., currently Forestal Arauco S.A., be ordered to return the above mentioned real property plus civil and natural fruits or revenues as well as any estates adhered to it, along with any damages that the real property may have suffered, with litigation costs. They base their claim in that Forestal Celco S.A., currently Forestal Arauco S.A., is allegedly in possession but does not own the real property in question.

On April 28, 2015, the company proceeded to answer the claim requesting that it be completely rejected, arguing that Forestal Celco S.A., currently Forestal Arauco S.A., is the sole and legitimate owner of the real property.

On January 8, 2016, the defendant requested a consolidation of the proceedings with Case file 334-2014. The Court ordered the requested consolidation.

On February 24, 2017, the final ruling of the lower court was notified, completely dismissing the claim, with litigation costs.

On March 8, 2017, the plaintiff filed an appeal against the lower court final ruling. On May 25, 2018, the Court of Appeals of Talca upheld the first instance final ruling with litigation costs. (Court of Appeals of Talca Case File No. 949-2017).

On June 12, 2018, the plaintiff challenged the decision of the Court of Appeals, filing a cassation appeal based on substantial flaws before the Supreme Court. Pending case to be heard. (Case File 16,583-2018).

On October 14, 2019, the Supreme Court rejected the cassation appeal based on substantial flaws. On November 7, 2019, it was certified that the judgment was executor
y
.
The case is ended.

3. On July 11, 2017, the company was notified of a civil claim for recovery in ordinary proceedings, filed by Mrs. Carmen Muñoz Domínguez on behalf of Forestal Ezrece S.A. The plaintiff argues that its client would be the rightful owner – as a result of an assignment and sale – of 87.5% of the hereditary rights in the rural real estate property called “Pino Huacho,” located in the boroughs of Los Alamos and of Cañete, province of Lebu, Eighth Region, for a surface area amounting to 5,144.22 hectares, which actions would be under the possession of Forestal Arauco S.A. The claimant has requested the court to order Forestal Arauco S.A. to be sentenced to restitute these actions and rights. Forestal Arauco S.A. answered the claim, requesting its total dismissal, with litigation costs, and further filing a counterclaim based on the ordinary prescription and, in lieu thereof, based on extraordinary prescription.

On July 30, 2019, the final ruling was issued down rejecting both the main and the reconventional lawsuits in all of its parts (Case File C-109-2017 First Instance and Guarantee Court of Lebu).

On August 12, 2019, the plaintiff filed an appeal against the final ruling. On September 2, 2019, Forestal Arauco S.A. adhered to the appeal, which resolution is pending in the Court of Appeals of Concepción (Case file 1853-2019).

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.

4. Mrs. Estela Jaramillo, filed a lawsuit in a special indigenous procedure, before the First Civil Court of Osorno (Case C-2540-2018), requesting the absolute nullity of the contract of sale signed in 1999, by which Consorcio Forestal S.A. sold to Forestal Valdivia S.A., today Forestal Arauco S.A., 1,505.6 hectares under the name of Fundo San Nicolás Dos Lote Uno Norte. It also demands compensation for damages for the exploitation and use of indigenous lands against Forestal Arauco S.A.

On November 10, 2018, Forestal Arauco SA was notified of the lawsuit. On January 16, 2019, the Court dismissed the lawsuit regarding Consorcio Forestal S.A., who was not notified of the complaint.

On March 18, 2019, the answer and settlement hearing took place, and, during such hearing, the court decided to proceed to the production of evidence stage.

On November 11, 2019, the parties were summoned to hear the ruling, which is pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.

5. Inversiones Forestales Los Alpes Limitada and Forestal Neltume-Carrasco S.A. filed a claim against Forestal Arauco S.A. before the Civil Court of Angol (C-502-2015), in which they request that Forestal Arauco S.A. restitute the material possession of 1,855.9 hectares, which would be part of their property "Resto del Fundo Los Alpes", which would have an area of approximately 2,700 hectares. Likewise, they requested that it be declared that the property is the exclusive domain of the actors, the restitution of the civil and natural fruits, in addition to the deteriorations that the property would have experienced, with litigation costs.

On May 29, 2019, the lawsuit was answered and the counterclaim of the acquisitive prescription was filed.

On March 3, 2020, a conciliation hearing was held; the resolution that opens the period to produce evidence is still pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.

6. On August 2, 2019, the company was notified of a lawsuit for termination of contract and compensation for damages filed by “Sociedad Recuperadora de Fibra S.A.” before the First Court of Valdivia (Role C-2215-2019). In the lawsuit, the pla
i
ntiff questions the anticipated termination of a contract by Forestal Arauco.

It also claims that the company would have breached various contractual obligations regarding to 2 groups of contracts:

A. (i) Aggregates Transport Contract and (ii) Production, Cargo, Storage and Construction Management Contract for Platforms and flooring.

B. (i) Contract for the Production of Aggregates, (ii) Contract for Long Freight Services for Aggregates and (iii) Contract for Construction Services for Granular floor and Short Freight for Aggregates.

Based on the foregoing, it requests payment of compensation for an amount of $3,486,187,431 (equivalent to ThU.S.$ 4,656 as of December 31, 2019) plus interests, readjus
t
ments and litigation costs.

On September 17, 2019, Forestal Arauco S.A. answered the claim and filed a counterclaim for compensation of damages which is in the process of a conciliation hearing, requesting that the main claimant be ordered to pay $421,723,281 (equivalent to ThU.S$563 as of December 31, 2019).

Through the resolution dated as of January 9, 2020, the court received the case to commence the production of evidence; the notification of such resolution is pending.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.

Arauco Argentina S.A.

Pursuant to law No. 25,080, the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs, the enforcement agency referred to in the law approved, by Res. No. 952/2000, the forestry and industrial-forestry projects submitted by Arauco Argentina S.A. In the context of these projects, the Company afforested: 1) 4,777 hectares during 2000, in observance of its committed yearly plan; and 2) 23,012 hectares between 2000 and 2006 as a part of the multi-year afforestation plan. Likewise, a sawmill was built with installed capacity to produce 250,000 m3 of sawn timber per year.

On January 11, 2001, Arauco Argentina S.A. submitted an expansion for the approved industrial-forestry project. The expansion was approved via Res. No. 84/03 issued by the former Secretary of Agriculture, Livestock, Fishing and Foodstuffs. In accordance with the assumed obligations, the Company built a MDF board (panels) plant and afforested 8,089 hectares between 2001 and 2006.

Additionally, the Company has filed yearly forestry plans between years 2007 and 2018 for its local operations in the provinces of Misiones and Buenos Aires.

On March 25, 2019, the Secretary of Agriculture, Livestock and Fishing approved the resolution No. 2019-55-APN-SECAGYP#MPYT, approving the annual forestry plan for 2007. In addition, said organism through the resolution No. 2019-114-APN-SECAGYP#MPYT approved the annual forestry plan for 2009 on June 12, 2019, and through the resolution No. 2019-228-APN-SECAGYP#MPYT approved the annual forestry plan for 2008 on November 29, 2019. For this reason, Arauco Argentina S.A. may compute the exemption in the income tax related to the forest appraisal on the plantations to be harvested from the lands included in those plans as from the 2019 period.

In March 2005, Note No. 145/05 of the Subsecretary of Agriculture, Livestock and Afforestation suspended the benefit that exempted Arauco Argentina S.A. from paying export duties under Law No. 25,080. This measure is currently under discussion by the Company.
On November 8, 2006, the V Chamber of the National Appeals Court for Adversarial Administrative and Federal Matters issued a ruling ordering Arauco Argentina S.A. to continue to enjoy an exemption from paying the exportation duties, in the same manner and scope it had prior to the suspension ordered by Note No. 145/05, if the clearance of merchandise is performed pursuant to the guarantee regime established in article 453, subsection a) of the Customs Code, for the exempted tax obligation.
The judicial measure became effective beginning on March of 2007 by collateralization through the granting of bond (cau
t
io
n) policies for each shipment permits exempted from payment of export duty. The company maintains an assignment of funds equivalent to $1,406,696,320
Argentine Pesos (
ThU.S.$
23,512 as of December 31
, 2019
) for guaranteed export duties between 2007-2015, which appears under not current provisions. Additionally, the Company filed a restitution claim for a total amount of US$6,555,207, plus interests accrued from the service of the claim, corresponding to export duties between March 2005 and March 2007, as a result of the application of Note 145/05 issued by the Undersecretary of Agriculture, Livestock and Afforestation. The Company’s claim is being heard under case file No. 21830/2006 before the Federal Contentious Administrative Court No. 4. On October 28, 2019, a judgment of first instance was issued in said case, rejecting the claim and imposing the litigation costs on Arauco. Against that judgment, the Company filed an appeal and expressed the corresponding arguments in December 2019.

On the other hand, in April 2016, the Secretary of Agriculture, Livestock and Fishing issued Resolution No.154 – E/2016, that requires that the holders of enterprises that have received the fiscal benefits envisaged by Law No. 25,080, establish collateral to cover a third of the duration of the project, with a minimum term of five years. During May of 2019, the Company modified the duly established collateral in accordance to the terms of said Resolution, for which reason the security was ultimately established at an amount of $384,317,563 Argentine Pesos (ThU.S.$6,423 as of December 31, 2019).

Arauco Argentina S.A. believes that it has complied with all of the obligations imposed upon it by the system set forth under Law No. 25,080.

Arauco do Brasil S.A.

On November 8, 2012, the Brazilian tax authorities issued an Infringement Notice against one of our Brazilian subsidiaries, Arauco do Brasil S.A., for allegedly unpaid taxed owed by said company during the period from 2006 to 2010. Specifically, the tax authorities (i) objected to the deductibility of certain payments made, and expenses incurred (including the amortization of premiums, interest and litigation costs) by Arauco do Brasil between 2005 and 2010, and, (ii) argued that Arauco do Brasil made certain insufficient payments regarding the Brazilian Corporate Tax (“IRPJ”) and the Corporate Contribution over Net Profits (“CSLL”) during 2010.

On July 20, 2015, Arauco do Brasil was notified of the first-level administrative ruling which partially upheld the Infringement, at the estimated amount of R$164,159,000 (ThU.S.$40,891 as of December 31
, 2019
).
Against this ruling, a Voluntary Appeal was filed seeking to revoke the Infringement Notice before the Brazilian Administrative Tax Council (Conselho Administrativo de Recursos Fiscais de Brasil or “CARF”), which is the second administrative level.
The CARF’s decision was issued on May 16, 2017, and took into consideration certain arguments presented by the Company regarding the premium, but preserving other charges.
On September 27, 2018, Arauco do Brasil was notified of the CARF’s decision, representing the final amount of this case R$57,556,262 (ThU.S.$ 14,337 as of December 31, 2019), and interests and readjustments will be added to that value until the discussion is over. Arauco do Brasil S.A. filed an appeal for declaration embargoes, to elicit clarifications from the CARF regarding certain points of the decision. On January 25, 2019, the CARF ruled that there were no clarifications or omissions to be made and, consequently, granted a term for filing the last remedy within the administrative realm. This Special Remedy was submitted before the Upper Chamber of Fiscal Remedies of the CARF (CSRF) on February 11, 2019, reiterating the Company’s defense allegations regarding the matters and charges that remained in such process; we are currently expecting the decision on such Special Remedy.

Based on the last decision of the declaratory liens, the CARF submitted that the current value under discussion would amount to R$58,059,580.30 (ThU.S.$ 14,462 as of December 31, 2019), with basis as of January 31, 2019. Interests and adjustments must be added to the aforesaid amount as from January 31, 2019 and until the discussion concludes.

The company believes that its challenge against the Infringement Notice is based on sound legal grounds and that a reasonable possibility exists that this matter will be resolved in favor of the company.
Otherwise, as the next step, the Company will discuss the Infringement Notice before the Brazilian Justice Courts.

Considering that the Company’s position is based on solid legal grounds, there is a reasonable margin for obtaining a favorable result for the Company and therefore, as of December 31, 2019, Arauco has not made any provision whatsoever in connection with this contingency.

At the closing date, there are no other contingencies in which the Companies act as obligor, that may significantly affect their financial, economic or operational conditions.

Provisions recorded as of December 31, 2019 and 2018 are as follows:

	12-31-2019	12-31-2018
Classes of Provisions	ThU.S.$	ThU.S.$
Provisions, current	1,259	413
Provisions for litigations	1,259	413
Provisions, non-current	31,765	33,884
Provisions for litigations	8,265	10,384
Other provisions	23,500	23,500
Total Provisions	33,024	34,297

	12-31-2019
		Other
	Litigations (*)	Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	10,797	23,500	34,297
Changes in provisions
Increase in existing provisions	1,196	-	1,196
Increase through business combinations	815	-	815
Used provisions	(1,988)	-	(1,988)
Increase (decrease) in foreign currency exchange	(1,942)	-	(1,942)
Other Increases (Decreases)	646	-	646
Total Changes	(1,273)	-	(1,273)
Closing balance	9,524	23,500	33,024

(*)
The increase in legal claims is composed mainly of
ThU.S.$1,006 and ThU.S.$92
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
There are ThU.S.$98 corresponding to EUFORES from Uruguay in connection with a lawsuit against suppliers.
Increase through business combinations is due to Maderas y Sintéticos de México S.A. for
ThU.S.$ 815 where there is a resolution against the company for a lawsuit related to trademark.

	12-31-2018
		Other
	Litigations (*)	Provisions	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,278	23,458	38,736
Changes in provisions
Increase in existing provisions	1,660	2	1,662
Used provisions	(887)	-	(887)
Increase (decrease) in foreign currency exchange	(5,262)	-	(5,262)
Other Increases (Decreases)	8	40	48
Total Changes	(4,481)	42	(4,439)
Closing balance	10,797	23,500	34,297

(*)
The increase in legal claims is composed mainly of
ThU.S.$886 and ThU.S.$776
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.

	12-31-2017
		Other
	Litigations (*)	Provisions (**)	Total
Movements in Provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	15,123	23,857	38,980
Changes in provisions
Increase in existing provisions	1,314	16	1,330
Increase through business combinations	2,106	-	2,106
Used provisions	(1,578)	-	(1,578)
Increase (decrease) in foreign currency exchange	(1,493)	-	(1,493)
Other Increases (Decreases)	(194)	(415)	(609)
Total Changes	(1,951)	1,707	(244)
Closing balance	15,278	23,458	38,736

(*)
The increase in legal claims is composed mainly of
ThU.S.$908 and ThU.S.$375
(
Brazilian and Argentine subsidiaries respectively) in connection with civil and labor lawsuits.
The increase through business combination corresponds to the acquisition of Arauco Industrias de Paineis.
(**)
The change in Other Increases (Decreases) in Other provisions is due to a reverse of the provision in Zona Franca Punta Pereira (Uruguay).

Provisions for litigations are related to labor and tax claims whose payment period is uncertain. Other provisions mainly include the recognition of a liability related to investments in associates and joint ventures accounted under the equity method with net asset deficiency at the end of the reporting period, and the constitution of provision for the lawsuit of export duties (see Arauco Argentina's contingent liability set forth in this note).